Events after the reporting period (Details) - USD ($) $ in Thousands	Mar. 23, 2026	Mar. 03, 2026	Feb. 26, 2026	Feb. 13, 2026	Jan. 05, 2026
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements			$ 272,990
El Brocal
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements				$ 55,460
Dividend transactions | Sociedad Minera Cerro Verde S.A.A.
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements	$ 300,000				$ 500,000
Receivables due from associates	$ 58,700				$ 97,900
Dividend transactions | Compania Minera Coimolache S.A.
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements		$ 28,200
Receivables due from associates		$ 11,300